Other liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2021		Dec. 31, 2020
Accruals and deferred income including contract liabilities [abstract]
Accruals and deferred income	£ 2,657		£ 2,428
Other creditors	4,030		2,250
Items in the course of collection due to other banks	67		58
Lease liabilities (refer to Note 20)	495		515
Other liabilities	£ 7,249	[1]	£ 5,251

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.